Financial result (Tables)	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Schedule of financial result

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2024	2023	2024	2023

Interest income	5.8	4.3	11.2	6.4
Financial income	5.8	4.3	11.2	6.4
Bank charges	(1.6)	(0.5)	(3.2)	(1.0)
Interest expenses leases	(4.1)	(1.3)	(7.3)	(2.3)
Interest expenses on employee benefits	(0.1)	(0.1)	(0.2)	(0.3)
Financial expenses	(5.9)	(1.9)	(10.8)	(3.6)
Foreign exchange gain/(losses)	(4.5)	(48.5)	72.3	(39.7)
Foreign exchange gain / (loss)	(4.5)	(48.5)	72.3	(39.7)
Financial result	(4.6)	(46.1)	72.7	(36.9)